UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23078

                         Virtus ETF Trust II
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor

                         New York, NY 10036
(Address of principal executive offices) (Zip code)

Virtus ETF Trust II

c/o Corporation Service Company

2711 Centerville Road, Suite 400

                         Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-4383

Date of fiscal year end: July 31

Date of reporting period: October 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF

October 31, 2017 (Unaudited)

Security Description	Principal	Value
TERM LOANS – 49.6%
Consumer Discretionary – 11.9%
Accuride Corporation, 8.00%, (LIBOR + 7.00%), 11/17/23 (1)	$144,273	$144,995
Advantage Sales & Marketing, Inc., 4.25%, (LIBOR + 3.25%), 07/25/21 (1)	269,325	255,774
Advantage Sales & Marketing, Inc., 7.50%, (LIBOR + 6.50%), 07/25/22 (1)	275,000	232,079
Altice US Finance I Corporation, 3.48%, (LIBOR + 2.25%), 07/28/25 (1)	14,963	14,972
American Axle & Manufacturing, Inc., 3.62%, (LIBOR + 2.25%), 04/06/24 (1)	238,037	238,855
American Axle & Manufacturing, Inc., 3.49%, (LIBOR + 2.25%), 04/06/24 (1)	231,026	231,821
Caesars Entertainment Operating Co. Inc. (fka Harrah’s Operating Co. Inc.), 2.50%, (LIBOR + 2.50%), 04/04/24 (1)	285,000	285,557
Caesars Resort Collection, LLC, 2.75%, (LIBOR + 2.75%), 10/02/24 (1)	1,100,000	1,108,250
CityCenter Holdings, LLC, 3.49%, (LIBOR + 2.50%), 04/18/24 (1)	613,463	617,030
Delta 2 (Lux) S.a r.l. (aka Formula One), 4.50%, (LIBOR + 3.00%), 02/01/24 (1)	655,000	661,003
DexKo Global, Inc., 5.31%, (LIBOR + 4.00%), 07/12/24 (1)	465,000	469,555
Federal-Mogul Corporation, 4.75%, (LIBOR + 3.75%), 04/15/21 (1)	754,594	762,378
Gates Global LLC, 4.41%, (LIBOR + 3.25%), 04/01/24 (1)	742,032	748,202
Golden Nugget, Inc. (aka Landry’s, Inc.), 4.55%, (LIBOR + 3.25%), 10/04/23 (1)	107,827	109,063
Golden Nugget, Inc. (aka Landry’s, Inc.), 4.49%, (LIBOR + 3.25%), 10/04/23 (1)	81,694	82,630
Laureate Education, Inc., 5.50%, (LIBOR + 4.50%), 04/21/24 (1)	765,465	770,968
Leslie's Poolmart, Inc., 4.77%, (LIBOR + 3.75%), 08/16/23 (1)	406,917	406,917
Neiman Marcus Group, Inc., (The), 4.47%, (LIBOR + 3.25%), 10/25/20 (1)	233,786	184,544
Numericable U.S. LLC, 3.94%, (LIBOR + 2.75%), 06/22/25 (1)	725,602	725,733
PetSmart, Inc., 4.02%, (LIBOR + 3.00%), 03/11/22 (1)	559,264	479,695
Playa Resorts Holding B.V., 4.37%, (LIBOR + 3.00%), 04/29/24 (1)	388,050	389,645
Playa Resorts Holding B.V., 4.31%, (LIBOR + 3.00%), 04/29/24 (1)	975	979
Sinclair Television Group, Inc., 3.25%, (LIBOR + 2.25%), 01/03/24 (1)	198,500	199,294
Staples, Inc., 5.31%, (LIBOR + 4.00%), 09/12/24 (1)	240,000	226,440
Station Casinos LLC, 3.50%, (LIBOR + 2.50%), 06/08/23 (1)	353,058	354,738
Toys 'R' US-Delaware, Inc., 8.00%, (LIBOR + 6.75%), 01/18/19 (1)	60,000	60,285
UFC Holdings, LLC, 4.00%, (LIBOR + 3.25%), 08/18/23 (1)	1,001,552	1,011,212
Univision Communications, Inc., 3.75%, (LIBOR + 2.75%), 03/15/24 (1)	1,148,012	1,146,067

Security Description	Principal	Value
TERM LOANS (continued)
Consumer Discretionary (continued)
VICI Properties 1 LLC, 4.75%, (LIBOR + 3.50%), 10/15/22 (1)	$28,723	$28,800
Ziggo Secured Finance Partnership, 3.49%, (LIBOR + 2.50%), 04/15/25 (1)	645,000	647,199
Total Consumer Discretionary		12,594,680
Consumer Staples – 3.0%
Albertson's LLC, 3.98%, (LIBOR + 2.75%), 08/25/21 (1)	115,000	111,739
Albertson's LLC, 4.29%, (LIBOR + 3.00%), 12/21/22 (1)	598,500	580,817
Chobani, LLC (Chobani Idaho, LLC), 4.74%, (LIBOR + 3.50%), 10/10/23 (1)	64,950	65,816
Diamond (BC) B.V., 3.00%, (LIBOR + 3.00%), 07/25/24 (1)	360,000	362,106
Dole Food Co., Inc., 6.00%, (LIBOR + 2.75%), 04/06/24 (1)	24	23
Dole Food Co., Inc., 4.08%, (LIBOR + 2.75%), 04/06/24 (1)	16,442	16,540
Dole Food Co., Inc., 4.02%, (LIBOR + 2.75%), 04/06/24 (1)	112,105	112,776
Dole Food Co., Inc., 4.02%, (LIBOR + 2.75%), 04/06/24 (1)	112,105	112,776
Dole Food Co., Inc., 3.99%, (LIBOR + 2.75%), 04/06/24 (1)	112,105	112,776
JBS USA LUX SA, 3.48%, (LIBOR + 2.50%), 10/30/22 (1)	761,175	746,907
Post Holdings, Inc., 3.49%, (LIBOR + 2.25%), 05/24/24 (1)	69,825	70,268
Prestige Brands, Inc., 3.74%, (LIBOR + 2.75%), 01/26/24 (1)	161,079	162,325
Revlon Consumer Products Corporation, 4.73%, (LIBOR + 3.50%), 09/07/23 (1)	179,095	155,440
TKC Holdings, Inc., 4.75%, (LIBOR + 4.25%), 02/01/23 (1)	507,450	513,686
Total Consumer Staples		3,123,995
Energy – 2.7%
Contura Energy, Inc., 6.00%, (LIBOR + 5.00%), 03/18/24 (1)	436,500	433,774
Fieldwood Energy LLC, 8.00%, (LIBOR + 7.00%), 08/31/20 (1)	295,000	268,819
Gavilan Resources, LLC, 7.00%, (LIBOR + 6.00%), 03/01/24 (1)	170,000	165,750
MEG Energy Corp., 4.54%, (LIBOR + 3.50%), 12/31/23 (Canada) (1)	407,950	409,863
Seadrill Operating LP (Seadrill Partners Finco LLC), 4.30%, (LIBOR + 3.00%), 02/21/21 (1)	917,848	701,745
Traverse Midstream Partners LLC, 5.33%, (LIBOR + 4.00%), 09/27/24 (1)	320,000	324,840
Ultra Resources, Inc., 4.00%, (LIBOR + 3.00%), 04/05/24 (1)	395,000	395,642

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

October 31, 2017 (Unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Energy (continued)
Weatherford International Ltd., 2.30%, (LIBOR + 2.30%), 07/13/20 (1)	$215,000	$210,164
Total Energy		2,910,597
Financials – 3.1% AlixPartners, LLP, 4.15%, (LIBOR + 2.75%), 04/04/24 (1)	720,826	725,335
Asurion, LLC (fka Asurion Corporation), 3.99%, (LIBOR + 2.75%), 08/04/22 (1)	366,581	369,932
Asurion, LLC (fka Asurion Corporation), 4.23%, (LIBOR + 3.00%), 11/03/23 (1)	300,552	303,535
Asurion, LLC (fka Asurion Corporation), 6.00%, (LIBOR + 6.00%), 07/13/25 (1)	387,193	400,685
Lightstone Holdco LLC, 5.50%, (LIBOR + 4.50%), 01/30/24 (1)	111,643	112,283
Lightstone Holdco LLC, 5.50%, (LIBOR + 4.50%), 01/30/24 (1)	6,957	6,996
VF Holding Corp., 4.25%, (LIBOR + 3.25%), 06/30/23 (1)	514,900	519,018

Walter Investment Management, 4.75%, (LIBOR + 3.75%), 12/18/20 (1)	933,152	883,774
Total Financials		3,321,558
Health Care – 5.6%
Air Medical Group Holdings, Inc., 5.25%, (LIBOR + 4.25%), 09/26/24 (1)	75,000	75,446
Amneal Pharmaceuticals LLC, 4.65%, (LIBOR + 3.50%), 11/01/19 (1)	372,641	375,612
Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), 3.75%, (LIBOR + 2.75%), 03/01/24 (1)	910,425	916,684
CHS / Community Health Systems, Inc., 4.05%, (LIBOR + 3.00%), 01/27/21 (1)	294,671	285,915
Endo Luxembourg Finance Co. I S.a.r.l., 5.00%, (LIBOR + 4.25%), 04/12/24 (1)	269,325	273,331
Envision Healthcare Corp. (fka Emergency Medical Services Corp.), 4.30%, (LIBOR + 3.00%), 12/01/23 (1)	105,579	106,189
HLF Financing S.a r.l. (HLF Financing US, LLC), 6.49%, (LIBOR + 5.50%), 02/15/23 (1)	346,500	352,058
Immucor, Inc. (fka IVD Acquisition Corporation), 6.24%, (LIBOR + 5.00%), 06/27/21 (1)	29,925	30,556
NVA Holdings, Inc., 4.65%, (LIBOR + 3.50%), 08/14/21 (1)	35,464	35,871
NVA Holdings, Inc., 8.15%, (LIBOR + 7.00%), 08/14/22 (1)	36,384	36,718
Ortho-Clinical Diagnostics, Inc., 4.75%, (LIBOR + 3.75%), 06/30/21 (1)	504,783	508,094
Parexel International Corporation, 4.24%, (LIBOR + 3.00%), 09/27/24 (1)	70,000	70,744
PharMerica Corp., 4.50%, (LIBOR + 3.50%), 09/26/24 (1)	65,000	65,528
PharMerica Corp., 8.75%, (LIBOR + 7.75%), 09/26/25 (1)	25,000	25,281
Select Medical Corporation, 6.75%, (LIBOR + 3.50%), 02/13/24 (1)	76	77

Security Description	Principal	Value
TERM LOANS (continued)
Health Care (continued)
Select Medical Corporation, 4.85%, (LIBOR + 3.50%), 02/13/24 (1)	$347,261	$352,326
Select Medical Corporation, 4.78%, (LIBOR + 3.50%), 02/13/24 (1)	913	926
Sterigenics-Nordion Holdings, LLC, 4.15%, (LIBOR + 3.00%), 05/15/22 (1)	666,650	668,110
Surgery Partners, LLC, 3.25%, (LIBOR + 3.25%), 06/20/24 (1)	230,000	228,591
Team Health, Inc., 3.75%, (LIBOR + 2.75%), 02/06/24 (1)	667,613	663,440
U.S. Renal Care, Inc., 5.40%, (LIBOR + 4.25%), 12/30/22 (1)	494,001	478,828
Valeant Pharmaceuticals International, Inc., 5.98%, (LIBOR + 4.75%), 04/02/22 (1)	380,779	389,634
Total Health Care		5,939,959
Industrials – 7.3%
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC), 5.08%, (LIBOR + 3.75%), 08/18/24 (1)	370,000	373,469
Apex Tool Group, LLC, 4.50%, (LIBOR + 3.25%), 01/31/20 (1)	412,102	409,343

Beacon Roofing Supply, Inc., 2.25%, (LIBOR + 2.25%), 10/11/24 (1)	90,000	90,717
Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp), 5.61%, (LIBOR + 4.25%), 06/21/24 (1)	392,783	395,728
Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp), 5.63%, (LIBOR + 4.25%), 06/21/24 (1)	74,867	75,429
Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp), 5.58%, (LIBOR + 4.25%), 06/21/24 (1)	1,175	1,184
CSC SW Holdco, Inc. (fka CSC Serviceworks, Inc.) (aka Spin Holdco), 4.98%, (LIBOR + 3.75%), 11/14/22 (1)	248,106	250,278
Gardner Denver, Inc., 4.08%, (LIBOR + 2.75%), 07/30/24 (1)	726,824	731,868
Greenrock Finance, Inc., 3.50%, (LIBOR + 3.50%), 06/28/24 (1)	235,000	238,525
GW Honos Security Corporation (Garda World Security Corporation), 7.25%, (LIBOR + 4.00%), 05/24/24 (1)	213,045	215,282
Hayward Industries, Inc., 3.50%, (LIBOR + 3.50%), 07/18/24 (1)	420,000	424,462
Husky Injection Molding Systems Ltd. (Yukon Acquisition Inc.), 4.25%, (LIBOR + 3.25%), 06/30/21 (1)	649,819	655,911
MRC Global, (US) Inc. (fka McJunkin Red Man Corporation), 4.74%, (LIBOR + 3.50%), 09/20/24 (1)	315,000	319,528
Navistar, Inc., 5.00%, (LIBOR + 4.00%), 08/07/20 (1)	163,747	164,259
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions), 3.98%, (LIBOR + 2.75%), 05/02/22 (1)	253,727	256,249
Quikrete Holdings, Inc., 3.98%, (LIBOR + 2.75%), 11/15/23 (1)	466,992	469,846

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

October 31, 2017 (Unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Industrials (continued)
Red Ventures, LLC, 4.00%, (LIBOR + 4.00%), 10/18/24 (1)	$335,000	$333,325
Sedgwick Claims Management Services, Inc., 3.75%, (LIBOR + 2.75%), 03/01/21 (1)	694,602	699,089
Transdigm Inc., 4.24%, (LIBOR + 3.00%), 08/22/24 (1)	77,760	78,252
Transdigm Inc., 4.33%, (LIBOR + 3.00%), 08/22/24 (1)	21,990	22,129
TransDigm, Inc., 4.24%, (LIBOR + 3.00%), 06/09/23 (1)	451,560	454,041
TransDigm, Inc., 4.33%, (LIBOR + 3.00%), 06/09/23 (1)	243,164	244,500
WEX Inc., 2.75%, (LIBOR + 2.75%), 06/30/23 (1)	603,472	611,070
Wrangler Buyer Corp. (aka Waste Industries USA, Inc.), 4.24%, (LIBOR + 3.00%), 09/27/24 (1)	175,000	176,844
Total Industrials		7,691,328
Information Technology – 3.7%
Applied Systems, Inc., 4.57%, (LIBOR + 3.25%), 09/19/24 (1)	55,000	55,783
Applied Systems, Inc., 8.32%, (LIBOR + 7.00%), 09/19/25 (1)	60,000	62,044
Blackboard, Inc., 6.16%, (LIBOR + 5.00%), 06/30/21 (1)	787,823	757,050
BMC Software Finance, Inc., 5.00%, (LIBOR + 4.00%), 09/10/22 (1)	431,781	435,373
Everi Payments, Inc., 5.75%, (LIBOR + 4.50%), 05/09/24 (1)	374,063	377,298
Infor (US), Inc. (fka Lawson Software, Inc.), 3.90%, (LIBOR + 2.75%), 02/01/22 (1)	641,186	642,924
Rackspace Hosting, Inc., 4.17%, (LIBOR + 3.00%), 11/03/23 (1)	144,638	144,819

Radiate Holdco, LLC (aka RCN Grande), 3.99%, (LIBOR + 3.00%), 02/01/24 (1)	265,334	263,031
Sorenson Communications, Inc., 8.00%, (LIBOR + 5.75%), 04/30/20 (1)	29,923	30,128
Tempo Acquisition, LLC, 3.00%, (LIBOR + 3.00%), 05/01/24 (1)	518,700	521,133
Veritas US, Inc., 5.80%, (LIBOR + 4.50%), 01/27/23 (1)	609,884	615,928
Total Information Technology		3,905,511
Materials – 5.0%
Atotech B.V., 4.00%, (LIBOR + 3.00%), 01/31/24 (1)	174,563	176,090
Berry Global, Inc. (fka Berry Plastics Corporation), 3.49%, (LIBOR + 2.25%), 01/19/24 (1)	383,075	384,782
BWAY Holding Co., 4.60%, (LIBOR + 3.25%), 04/03/24 (1)	447,750	451,220
BWAY Holding Co., 4.52%, (LIBOR + 3.25%), 04/03/24 (1)	1,125	1,134
CPI Acquisition, Inc., 5.83%, (LIBOR + 4.50%), 08/17/22 (1)	980,638	715,866
Ineos US Finance LLC, 2.00%, (LIBOR + 2.00%), 03/31/24 (1)	675,000	676,620

Security Description	Principal	Value
TERM LOANS (continued)
Materials (continued)
Ineos US Finance LLC, 3.74%, (LIBOR + 2.75%), 03/31/24 (1)	$923,025	$925,337
Klockner Pentaplast of America, Inc. (fka Kleopatra Acquisition Corp.), 5.55%, (LIBOR + 4.25%), 06/30/22 (1)	590,000	595,776
Kraton Polymers LLC, 4.24%, (LIBOR + 3.00%), 01/06/22 (1)	195,618	198,736
MacDermid, Inc. (Platform Specialty Products Corporation), 3.74%, (LIBOR + 2.50%), 06/07/20 (1)	75,000	75,711
Plastipak Holdings, Inc., 3.75%, (LIBOR + 2.75%), 10/10/24 (1)	115,000	116,021
Trident TPI Holdings, Inc., 4.53%, (LIBOR + 3.25%), 10/04/24 (1)	105,000	105,869
Tronox Ltd., 4.32%, (LIBOR + 3.00%), 09/23/24 (1)	76,744	77,456
Tronox Ltd., 4.32%, (LIBOR + 3.00%), 09/23/24 (1)	33,256	33,564
Univar USA, Inc., 3.74%, (LIBOR + 2.75%), 07/01/22 (Argentina) (1)	732,405	737,243
Total Materials		5,271,425
Real Estate – 1.2%
Capital Automotive L.P., 4.00%, (LIBOR + 3.00%), 03/25/24 (1)	150,092	150,692
Capital Automotive L.P., 7.00%, (LIBOR + 6.00%), 03/24/25 (1)	361,614	372,462
Communications Sales & Leasing, Inc. (CSL Capital, LLC), 4.00%, (LIBOR + 3.00%), 10/24/22 (1)	719,563	692,241
Total Real Estate		1,215,395
Telecommunication Services – 4.7%
Altice Financing S.A., 3.91%, (LIBOR + 2.75%), 07/28/25 (1)	442,775	443,559
CenturyLink, Inc., 2.75%, (LIBOR + 2.75%), 01/31/25 (1)	390,000	385,735
Digicel International Finance Ltd., 4.94%, (LIBOR + 3.75%), 05/27/24 (1)	150,000	151,481
Level 3 Financing, Inc., 3.24%, (LIBOR + 2.25%), 02/22/24 (1)	1,020,000	1,025,192
Neustar, Inc., 4.56%, (LIBOR + 3.25%), 09/02/19 (1)	66,936	67,940
Neustar, Inc., 4.52%, (LIBOR + 3.25%), 09/02/19 (1)	3,036	3,082
Neustar, Inc., 4.75%, (LIBOR + 3.75%), 03/01/24 (1)	270,000	273,206
Securus Technologies Holdings, Inc., 4.50%, (LIBOR + 4.50%), 06/20/24 (1)	440,000	446,050
Securus Technologies Holdings, Inc., 8.25%, (LIBOR + 8.25%), 06/20/25 (1)	215,000	217,419
Sprint Communications, Inc., 3.50%, (LIBOR + 2.50%), 02/02/24 (1)	537,300	539,930
UPC Financing Partnership, 3.73%, (LIBOR + 2.50%), 01/15/26 (1)	830,000	833,631
Virgin Media Bristol LLC, 3.74%, (LIBOR + 2.75%), 01/31/25 (1)	415,000	417,127

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

October 31, 2017 (Unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Telecommunication Services (continued)
West Corp., 5.24%, (LIBOR + 4.00%), 10/10/24 (1)	$211,652	$212,363
Total Telecommunication Services		5,016,715
Utilities – 1.4%
Dynegy, Inc., 4.25%, (LIBOR + 3.25%), 02/07/24 (1)	199,666	201,154
Energy Future Intermediate Holding Co. LLC, 4.23%, (LIBOR + 3.00%), 06/23/18 (1)	735,000	740,513
Talen Energy Supply, LLC, 5.00%, (LIBOR + 4.00%), 04/06/24 (1)	452,270	451,987
Vistra Operations Co. LLC (fka Tex Operations Company LLC), 3.99%, (LIBOR + 2.75%), 12/14/23 (1)	99,000	99,839
Vistra Operations Co. LLC (fka Tex Operations Company LLC), 4.08%, (LIBOR + 2.75%), 12/14/23 (1)	32,010	32,281
Total Utilities		1,525,774
Total Term Loans
(Cost $52,596,875)		52,516,937
CORPORATE BONDS – 38.1%
Consumer Discretionary – 9.7%
Beacon Escrow Corp., 4.88%, 11/01/25(2)	415,000	422,781
Beazer Homes USA, Inc., 5.88%, 10/15/27(2)	345,000	345,862
Cablevision Systems Corp., 5.88%, 09/15/22	400,000	412,500
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.38%, 05/01/22	300,000	323,400
CalAtlantic Group, Inc., 5.88%, 11/15/24	56,000	62,580
CalAtlantic Group, Inc., 5.25%, 06/01/26	510,000	545,062
Clear Channel Worldwide Holdings, Inc., 7.63%, 03/15/20	565,000	566,412
Cooper-Standard Automotive, Inc., 5.63%, 11/15/26(2)	440,000	457,600
CRC Escrow Issuer LLC / CRC Finco, Inc., 5.25%, 10/15/25(2)	410,000	413,690
CSC Holdings LLC, 6.75%, 11/15/21	285,000	314,925
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25(2)	95,000	100,938
DISH DBS Corp., 5.00%, 03/15/23	420,000	407,400
DISH DBS Corp., 7.75%, 07/01/26	310,000	340,225

Eldorado Resorts, Inc., 6.00%, 04/01/25	205,000	217,300
Golden Nugget, Inc., 6.75%, 10/15/24(2)	305,000	311,100
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27	200,000	204,000
iHeartCommunications, Inc., 9.00%, 12/15/19	545,000	404,662
International Game Technology PLC, 6.25%, 02/15/22(2)	280,000	309,316
Laureate Education, Inc., 8.25%, 05/01/25(2)	125,000	134,844
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.88%, 05/15/24(2)	445,000	449,450

Security Description	Principal	Value
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
MDC Holdings, Inc., 5.50%, 01/15/24	$50,000	$54,063
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc., 4.50%, 01/15/28(2)	235,000	235,000
PetSmart, Inc., 5.88%, 06/01/25(2)	30,000	26,250
PetSmart, Inc., 8.88%, 06/01/25(2)	135,000	106,650
Pinnacle Entertainment, Inc., 5.63%, 05/01/24	250,000	259,375
Scientific Games International, Inc., 6.63%, 05/15/21	140,000	145,425
Scientific Games International, Inc., 5.00%, 10/15/25(2)	450,000	457,875
Station Casinos LLC, 5.00%, 10/01/25(2)	100,000	100,375
Tenneco, Inc., 5.00%, 07/15/26	280,000	288,400
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 06/15/24	575,000	625,313
Univision Communications, Inc., 5.13%, 05/15/23(2)	270,000	274,050
Viking Cruises Ltd., 5.88%, 09/15/27(2)	340,000	343,400
Vista Outdoor, Inc., 5.88%, 10/01/23	250,000	259,375
Weekley Homes LLC / Weekley Finance Corp., 6.63%, 08/15/25(2)	355,000	347,013
Total Consumer Discretionary		10,266,611
Consumer Staples – 1.7%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 5.75%, 03/15/25	125,000	110,625
Cumberland Farms, Inc., 6.75%, 05/01/25(2)	305,000	324,825
Dole Food Co., Inc., 7.25%, 06/15/25(2)	485,000	526,225
Post Holdings, Inc., 5.50%, 03/01/25(2)	245,000	255,413
Rite Aid Corp., 6.13%, 04/01/23(2)	365,000	341,731
Safeway, Inc., 7.25%, 02/01/31	250,000	217,500
Total Consumer Staples		1,776,319
Energy – 6.5%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 05/01/25(2)	337,000	357,220
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21(2)	195,000	202,800
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23	340,000	347,650
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25	390,000	423,637
Chesapeake Energy Corp., 8.00%, 06/15/27(2)	580,000	564,775
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 04/01/25	350,000	360,500
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(2)	345,000	351,169
Denbury Resources, Inc., 5.50%, 05/01/22	240,000	151,800
Energy Transfer Equity LP, 4.25%, 03/15/23	170,000	173,402
EP Energy LLC / Everest Acquisition Finance, Inc., 9.38%, 05/01/20	145,000	122,480

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

October 31, 2017 (Unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Energy (continued)
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(2)	$155,000	$158,875
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 02/15/25(2)	90,000	67,050
Matador Resources Co., 6.88%, 04/15/23	175,000	185,937
Nabors Industries, Inc., 5.50%, 01/15/23	310,000	298,375
NGL Energy Partners LP / NGL Energy Finance Corp., 5.13%, 07/15/19	340,000	340,850
NuStar Logistics LP, 5.63%, 04/28/27	240,000	253,800
Oasis Petroleum, Inc., 6.88%, 01/15/23	430,000	441,825
Peabody Energy Corp., 6.00%, 03/31/22(2)	160,000	165,000
Peabody Energy Corp., 6.38%, 03/31/25(2)	260,000	269,100
RSP Permian, Inc., 5.25%, 01/15/25(2)	340,000	347,650
SESI LLC, 7.75%, 09/15/24(2)	305,000	316,438
Tapstone Energy LLC / Tapstone Energy Finance Corp., 9.75%, 06/01/22(2)	230,000	207,575
Transocean, Inc., 9.00%, 07/15/23(2)	235,000	256,150
Transocean, Inc., 7.50%, 01/15/26(2)	100,000	103,375
Ultra Resources, Inc., 6.88%, 04/15/22(2)	16,000	16,180
Ultra Resources, Inc., 7.13%, 04/15/25(2)	75,000	75,094
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 04/15/23(2)	335,000	327,697
Total Energy		6,886,404
Financials – 3.1%
Ally Financial, Inc., 5.75%, 11/20/25	415,000	460,131
iStar, Inc., 6.00%, 04/01/22	330,000	344,025
iStar, Inc., 5.25%, 09/15/22	155,000	159,262
KeyCorp, 5.00%, perpetual(3)	350,000	366,187
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.88%, 08/01/21(2)	475,000	492,219
LPL Holdings, Inc., 5.75%, 09/15/25(2)	230,000	239,775
Navient Corp., 6.50%, 06/15/22	374,000	397,375
Navient Corp., 6.75%, 06/25/25	275,000	288,324
Springleaf Finance Corp., 6.13%, 05/15/22	495,000	523,463
Total Financials		3,270,761
Health Care – 5.8%
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(2)	40,000	40,700
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 03/01/25(2)	130,000	133,413
CHS / Community Health Systems, Inc., 6.88%, 02/01/22	265,000	194,775
CHS / Community Health Systems, Inc., 6.25%, 03/31/23	495,000	477,056
DaVita, Inc., 5.13%, 07/15/24	280,000	281,225

DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.13%, 06/15/21(2)	255,000	244,800
Eagle Holding Co. II LLC, 7.63%, 05/15/22, PIK(2)(4)	255,000	263,925
Envision Healthcare Corp., 6.25%, 12/01/24(2)	130,000	135,363
HCA, Inc., 5.38%, 02/01/25	420,000	432,995
HCA, Inc., 5.25%, 06/15/26	405,000	431,831
Hill-Rom Holdings, Inc., 5.00%, 02/15/25(2)	274,000	281,535

Security Description	Principal	Value
CORPORATE BONDS (continued)
Health Care (continued)
Kindred Healthcare, Inc., 8.00%, 01/15/20	$175,000	$177,546
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(2)	395,000	426,106
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(2)	125,000	125,781
SP Finco LLC, 6.75%, 07/01/25(2)	45,000	41,175
Sterigenics-Nordion Holdings LLC, 6.50%, 05/15/23(2)	275,000	287,375
Surgery Center Holdings, Inc., 8.88%, 04/15/21(2)	255,000	261,375
Team Health Holdings, Inc., 6.38%, 02/01/25(2)	305,000	282,125
Tenet Healthcare Corp., 6.00%, 10/01/20	155,000	163,331
Tenet Healthcare Corp., 8.13%, 04/01/22	160,000	160,800
Tenet Healthcare Corp., 5.13%, 05/01/25(2)	125,000	122,188
Tenet Healthcare Corp., 7.00%, 08/01/25(2)	520,000	478,400
Valeant Pharmaceuticals International, Inc., 7.00%, 03/15/24(2)	85,000	92,225
Valeant Pharmaceuticals International, Inc., 6.13%, 04/15/25(2)	240,000	202,500
WellCare Health Plans, Inc., 5.25%, 04/01/25	180,000	189,900
West Street Merger Sub, Inc., 6.38%, 09/01/25(2)	285,000	290,344
Total Health Care		6,218,789
Industrials – 2.3%
Avantor, Inc., 6.00%, 10/01/24(2)	160,000	163,400
KAR Auction Services, Inc., 5.13%, 06/01/25(2)	110,000	114,125
Navistar International Corp., 8.25%, 11/01/21	270,000	271,120
NCI Building Systems, Inc., 8.25%, 01/15/23(2)	385,000	413,634
Standard Industries, Inc., 5.50%, 02/15/23(2)	135,000	142,762
TransDigm, Inc., 6.50%, 05/15/25	700,000	723,625
Vertiv Intermediate Holding Corp., 12.00%, 02/15/22, PIK (all cash)(2)(4)	350,000	383,688
Wrangler Buyer Corp., 6.00%, 10/01/25(2)	215,000	220,913
Total Industrials		2,433,267
Information Technology – 2.1%
Blackboard, Inc., 9.75%, 10/15/21(2)	135,000	120,825
BMC Software Finance, Inc., 8.13%, 07/15/21(2)	285,000	293,194
Dell International LLC / EMC Corp., 5.45%, 06/15/23(2)	235,000	257,754
First Data Corp., 7.00%, 12/01/23(2)	500,000	536,260
Rackspace Hosting, Inc., 8.63%, 11/15/24(2)	405,000	427,528
Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/25(2)	290,000	285,650
ViaSat, Inc., 5.63%, 09/15/25(2)	280,000	284,362

Total Information Technology		2,205,573
Materials – 3.2%
AK Steel Corp., 7.00%, 03/15/27	405,000	410,062
Aleris International, Inc., 9.50%, 04/01/21(2)	175,000	187,469
Boise Cascade Co., 5.63%, 09/01/24(2)	235,000	245,575

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

October 31, 2017 (Unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Materials (continued)
BWAY Holding Co., 7.25%, 04/15/25(2)	$25,000	$26,000
Flex Acquisition Co., Inc., 6.88%, 01/15/25(2)	185,000	191,591
Freeport-McMoRan, Inc., 3.88%, 03/15/23	475,000	470,844
Hexion, Inc., 10.38%, 02/01/22(2)	215,000	203,712
Hexion, Inc., 13.75%, 02/01/22(2)	160,000	129,200
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 04/15/25(2)	265,000	287,525
Owens-Brockway Glass Container, Inc., 6.38%, 08/15/25(2)	275,000	311,266
Standard Industries, Inc., 6.00%, 10/15/25(2)	330,000	358,462
Tronox Finance PLC, 5.75%, 10/01/25(2)	65,000	68,087
Valvoline, Inc., 4.38%, 08/15/25(2)	535,000	541,019
Total Materials		3,430,812
Real Estate – 0.4%
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	185,000	190,550
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.13%, 12/15/24(2)	230,000	213,325
Total Real Estate		403,875
Telecommunication Services – 1.2%
Frontier Communications Corp., 10.50%, 09/15/22	750,000	659,775
Sprint Corp., 7.88%, 09/15/23	280,000	313,600
West Corp., 8.50%, 10/15/25(2)	215,000	211,372
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 01/15/27(2)	115,000	121,469
Total Telecommunication Services		1,306,216
Utilities – 2.1%
AES Corp., 5.13%, 09/01/27	203,000	208,887
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 05/20/25	140,000	143,850
Calpine Corp., 5.38%, 01/15/23	550,000	536,937
Core & Main LP, 6.13%, 08/15/25(2)	215,000	218,225
Dynegy, Inc., 8.00%, 01/15/25(2)	500,000	549,375
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 06/15/23	180,000	168,300
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.63%, 06/15/20	195,000	175,013
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24	200,000	200,000
Total Utilities		2,200,587
Total Corporate Bonds
(Cost $40,145,514)		40,399,214
FOREIGN BONDS – 9.6%
Consumer Discretionary – 2.4%
Altice Luxembourg SA, 7.63%, 02/15/25 (Luxembourg)(2)	510,000	555,262
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Canada)(2)	315,000	334,687
SFR Group SA, 7.38%, 05/01/26 (France)(2)	805,000	868,394
TI Group Automotive Systems LLC, 8.75%, 07/15/23 (United Kingdom)(2)	241,000	261,485

Security Description	Principal	Value
FOREIGN BONDS (continued)
Consumer Discretionary (continued)
UPCB Finance IV Ltd., 5.38%, 01/15/25 (Netherlands)(2)	$200,000	$205,500
Ziggo Secured Finance BV, 5.50%, 01/15/27 (Netherlands)(2)	265,000	270,963
Total Consumer Discretionary		2,496,291
Consumer Staples – 0.6%
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (Canada)(2)	350,000	338,100
MARB BondCo PLC, 7.00%, 03/15/24 (Brazil)(2)	270,000	272,700
Total Consumer Staples		610,800
Energy – 1.6%
MEG Energy Corp., 6.50%, 01/15/25 (Canada)(2)	350,000	349,562
Petrobras Global Finance BV, 5.30%, 01/27/25 (Brazil)(2)	149,000	149,671
Petrobras Global Finance BV, 7.38%, 01/17/27 (Brazil)	115,000	127,880
Petrobras Global Finance BV, 6.00%, 01/27/28 (Brazil)(2)	291,000	294,853
Seven Generations Energy Ltd., 5.38%, 09/30/25 (Canada)(2)	280,000	283,500
YPF SA, 6.95%, 07/21/27 (Argentina)(2)	500,000	535,625
Total Energy		1,741,091
Financials – 0.2%
Macquarie Bank Ltd., 6.13%, perpetual (Australia)(2)(3)	200,000	210,000
Government – 0.2%
Argentine Republic Government International Bond, 6.88%, 01/26/27 (Argentina)	200,000	218,400
Industrials – 0.9%
Bombardier, Inc., 6.13%, 01/15/23 (Canada)(2)	400,000	400,750
CNH Industrial NV, 4.50%, 08/15/23 (United Kingdom)	235,000	249,100
Latam Finance Ltd., 6.88%, 04/11/24 (Chile)(2)	335,000	355,770
Total Industrials		1,005,620
Materials – 3.1%
Alpha 3 BV / Alpha US Bidco, Inc., 6.25%, 02/01/25 (United Kingdom)(2)	105,000	108,150
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.00%, 02/15/25 (Ireland)(2)	610,000	648,887
NOVA Chemicals Corp., 4.88%, 06/01/24 (Canada)(2)	160,000	163,400
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(2)	260,000	263,900
Rusal Capital DAC, 5.13%, 02/02/22 (Russia)(2)	420,000	428,516

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

October 31, 2017 (Unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Materials (continued)
Severstal OAO Via Steel Capital SA, 3.85%, 08/27/21 (Russia)(2)	$690,000	$706,364
Vale Overseas Ltd., 6.25%, 08/10/26 (Brazil)	330,000	380,992
Vedanta Resources PLC, 6.38%, 07/30/22 (India)(2)	495,000	519,107
Venator Finance S.a.r.l. / Venator Materials LLC, 5.75%, 07/15/25 (Luxembourg)(2)	85,000	90,100
Total Materials		3,309,416
Government – 0.6%
Ecuador Government International Bond, 8.88%, 10/23/27 (Ecuador)(2)	220,000	224,382
Provincia de Buenos Aires/Argentina, 6.50%, 02/15/23 (Argentina)(2)	350,000	371,735
Total Government		596,117
Total Foreign Bonds
(Cost $9,858,653)		10,187,735

Security Description	Shares	Value
MONEY MARKET FUND - 3.0%
JP Morgan U.S. Government Money Market Institutional Shares, 0.90%(5) (Cost $3,182,715)	3,182,715	3,182,715
TOTAL INVESTMENTS- 100.3%
(Cost $105,783,757)		106,286,601
Liabilities in Excess of Other Assets - (0.3)%		(282,214)
Net Assets - 100.0%		$106,004,387

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2017.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2017, the aggregate value of these securities was $31,230,990, or 29.46% of net assets.
(3)	Perpetual security with no stated maturity date.
(4)	PIK — Payment in Kind. Income may be received in additional securities and/or cash.
(5)	The rate shown reflects the seven-day yield as of October 31, 2017.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

October 31, 2017 (Unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of October 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Term Loans	$–	$52,516,937	$–	$52,516,937
Corporate Bonds	–	40,399,214	–	40,399,214
Foreign Bonds	–	10,187,735	–	10,187,735
Money Market Fund	3,182,715	–	–	3,182,715
Total Investments	$3,182,715	$103,103,886	$–	$106,286,601

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. There were no significant transfers between levels during the period ended October 31, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of October 31, 2017.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Enhanced Short U.S. Equity ETF

October 31, 2017 (Unaudited)

Security Description	Shares	Value
MONEY MARKET FUND - 96.7%
JP Morgan U.S. Government Money Market Institutional Shares, 0.90%(1) (Cost $2,298,272)	2,298,272	$2,298,272
TOTAL INVESTMENTS- 96.7%
(Cost $2,298,272)		2,298,272
Other Assets in Excess of Liabilities - 3.3%		78,471
Net Assets - 100.0%		$2,376,743

(1)	The rate shown reflects the seven-day yield as of October 31, 2017.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Enhanced Short U.S. Equity ETF (continued)

October 31, 2017 (Unaudited)

At October 31, 2017, open futures contracts sold were as follows:

Description	Expiration Date	Contract Type	Number of Contracts	Notional Amount	Contract Value at October 31, 2017	Unrealized Appreciation (Depreciation)
E-mini Consumer Discretionary Select Sector Futures	12/15/2017	Short	(4)	$370,960	$(8,271)	$(8,271)
E-mini Consumer Staples Select Sector Futures	12/15/2017	Short	(5)	266,550	8,326	8,326
E-mini Energy Select Sector Futures	12/15/2017	Short	(3)	204,900	(6,088)	(6,088)
E-mini S&P 500 Futures	12/15/2017	Short	(10)	1,286,350	(39,402)	(39,402)
E-mini S&P Real Estate Select Sector Stock Index Futures	12/15/2017	Short	(2)	78,125	(680)	(680)
E-mini Utilities Select Sector Futures	12/15/2017	Short	(2)	110,820	(4,145)	(4,145)
						$(50,260)

Cash posted as collateral to broker for futures contracts was $86,140 at October 31, 2017.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of October 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Money Market Fund	$2,298,272	$–	$–	$2,298,272
Other Investments
Futures	8,326	–	–	8,326
Total Investments	$2,306,598	$–	$–	$2,306,598
Liability Valuation Inputs
Other Investments
Futures	$58,586	$–	$–	$58,586
Total Investments	$58,586	$–	$–	$58,586

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. There were no significant transfers between levels during the period ended October 31, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of October 31, 2017.

See Notes to the Schedules of Investments

Notes to the Schedule of Investments

October 31, 2017 (Unaudited)

1.	ORGANIZATION

Virtus ETF Trust II (the “Trust”) was organized as a Delaware statutory trust on July 14, 2015 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Virtus Enhanced Short U.S. Equity ETF and Virtus Newfleet Dynamic Credit ETF (each a “Fund” and, collectively, the “Funds”), each a separate portfolio of the Trust, are presented herein. The offering of shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the signiﬁcant accounting policies described below.

Security Valuation

Equity securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Such valuations are typically categorized as Level 2 in the fair value hierarchy described below. Debt securities that are not widely traded, are illiquid, or are internally fair valued using procedures adopted by the Board, are generally categorized as Level 3 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value each business day and are typically categorized as Level 1 in the fair value hierarchy described below.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund have the ability to access.

•  Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•  Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at October 31, 2017, is disclosed at the end of the Fund’s Schedule of Investments.

3.	CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On August 9, 2017, BBD, LLP ("BBD") resigned as the independent registered public accounting firm for Virtus ETF Trust II (the "Trust").  At a meeting held on August 9, 2017, the Board, upon recommendation of the Audit Committee, approved the replacement of BBD as the independent registered public accounting firm for the Trust and appointed PricewaterhouseCoopers LLP (“PwC”) as the Trust's independent registered public accounting firm. PwC's engagement is effective at the completion of BBD's audit of the financial statements of the series of the Trust with the fiscal year ending July 31, 2017, which was completed in September 2017. The Trust did not consult with PwC during the fiscal period ended July 31, 2016 and through the August 9, 2017 Board meeting.

BBD's reports on the financial statements of the Trust as of and for the fiscal period ended July 31, 2016 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the August 9, 2017 Board meeting, there were no: (1) disagreements between the Trust and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to BBD's satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus ETF Trust II

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer (Principal Executive Officer)

Date	12/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer (Principal Executive Officer)

Date	12/27/2017

By (Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer (Principal Financial Officer)

Date	12/27/2017

* Print the name and title of each signing officer under his or her signature.